H1 Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Components of Income Taxes Recognized in Income Statement

Income taxes recognized in the income statement
	2020	2019	2018
Current income taxes for the year	(5,470)	(2,564)	(5,513)
Current income taxes related to prior years	(175)	(2,237)	(392)
Deferred tax income/expense (+/–)	(3,911)	(2,116)	1,097
Share of taxes in joint ventures and associated companies	(33)	(5)	(5)
Income tax expense/beneﬁt	(9,589)	(6,922)	(4,813)

Reconciliation of Swedish Income Tax Rate with Effective Tax Rate

Reconciliation of Swedish income tax rate with effective tax rate
	2020	2019	2018
Calculated tax expense at Swedish tax rate 21.4%	(5,823)	(1,875)	322
Effect of foreign tax rates	(616)	(419)	(773)
Current income taxes related to prior years	(175)	(2,237)	(392)
Remeasurement of tax loss carry-forwards	(258)	52	113
Remeasurement of deductible temporary differences	369	84	33
Withholding tax expense	(1,393)	(230)	(3,000)
Reversal of impaired withholding tax	—	519	—
Tax effect of non-deductible expenses	(2,079)	(3,555)	(1,130)
Tax effect of non-taxable income	372	803	722
Tax effect of changes in tax rates	14	(64)	(708)
Income tax expense/beneﬁt	(9,589)	(6,922)	(4,813)
Effective tax rate	35.2%	79.0%	(329.1%)

Tax Effects of Temporary Differences and Tax Loss Carry-forwards

Tax effects of temporary differences and tax loss carry-forwards
	Deferred	Deferred	Net
	tax assets	tax liabilities	balance
2020
Intangible assets and property, plant
and equipment	771	1,579
Current assets	2,235	862
Post-employment beneﬁts	7,062	378
Provisions	3,739	—
Deferred tax credits	8,285	—
Other	1,794	277
Loss carry-forwards	4,417	—
Deferred tax assets/liabilities	28,303	3,096	25,207
Netting of assets/liabilities	(2,007)	(2,007)
Deferred tax balances, net	26,296	1,089	25,207

2019
Intangible assets and property, plant
and equipment	1,233	1,792
Current assets	3,413	878
Post-employment beneﬁts	7,220	787
Provisions	3,592	—
Deferred tax credits	8,424	—
Other	2,585	281
Loss carry-forwards	7,221	—
Deferred tax assets/liabilities	33,688	3,738	29,950
Netting of assets/liabilities	(2,514)	(2,514)
Deferred tax balances, net	31,174	1,224	29,950

Changes in Deferred Taxes, Net
Changes in deferred taxes, net
	2020	2019
Opening balance, net	29,950	22,482
Recognized in net income (loss)	(3,911)	(2,116)
Recognized in other comprehensive income	794	1,423
Acquisitions/divestments of subsidiaries	(1,223)	145
Reclassiﬁcation	386	7,843
Translation differences	(789)	173
Closing balance, net	25,207	29,950

Tax Loss Carry-forwards

Tax loss carry-forwards
Year of expiration	Tax loss carry-forwards	Tax value
2021	209	43
2022	142	29
2023	58	12
2024	174	36
2025	156	32
2026 or later (also includes unlimited carry-forwards)	20,703	4,265
Total	21,442	4,417